GOODWILL - Change in Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GOODWILL
Goodwill before impairment, Beginning balance	$ 2,028,245	$ 1,955,837	$ 1,954,521
Accumulated impairment charge, Beginning balance	(525,000)	(525,000)	(525,000)
Goodwill - net, Beginning balance	1,503,245	1,430,837	1,429,521
Goodwill related to acquisition		75,782
Effects of fluctuations in foreign currency exchange rates	(594)	(3,374)	1,316
Goodwill before impairment, Ending balance	2,027,651	2,028,245	1,955,837
Accumulated impairment charge, Ending balance	(525,000)	(525,000)	(525,000)
Goodwill - net, Ending balance	$ 1,502,651	$ 1,503,245	$ 1,430,837